UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-10607
Investment Company Act File Number

Large-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Large-Cap Portfolio	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 1.9%
Honeywell International, Inc.	14,000	$439,600

		$439,600

Air Freight & Logistics — 2.2%
United Parcel Service, Inc., Class B	10,000	$499,900

		$499,900

Beverages — 4.2%
Coca-Cola Co. (The)	11,800	$566,282
Molson Coors Brewing Co., Class B	9,500	402,135

		$968,417

Biotechnology — 1.2%
Genzyme Corp.(1)	5,000	$278,350

		$278,350

Capital Markets — 5.9%
Bank of New York Mellon Corp. (The)	11,235	$329,298
Charles Schwab Corp. (The)	16,000	280,640
Goldman Sachs Group, Inc.	2,500	368,600
T. Rowe Price Group, Inc.	9,000	375,030

		$1,353,568

Chemicals — 2.0%
Air Products and Chemicals, Inc.	7,000	$452,130

		$452,130

Commercial Banks — 1.9%
SunTrust Banks, Inc.	10,000	$164,500
Wells Fargo & Co.	11,000	266,860

		$431,360

Communications Equipment — 4.9%
Cisco Systems, Inc.(1)	31,000	$577,840
QUALCOMM, Inc.	12,000	542,400

		$1,120,240

Computers & Peripherals — 7.3%
Apple, Inc.(1)	5,000	$712,150
Hewlett-Packard Co.	18,000	695,700
International Business Machines Corp.	2,500	261,050

		$1,668,900

Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc.(1)	7,000	$294,630

		$294,630

Construction Materials — 1.1%
Vulcan Materials Co.	6,000	$258,600

		$258,600

Electrical Equipment — 1.3%
Emerson Electric Co.	9,000	$291,600

		$291,600

1

Security	Shares	Value
Energy Equipment & Services — 4.8%
National-Oilwell Varco, Inc.(1)	17,000	$555,220
Schlumberger, Ltd.	10,000	541,100

		$1,096,320

Food & Staples Retailing — 6.7%
CVS Caremark Corp.	23,000	$733,010
Sysco Corp.	20,000	449,600
Wal-Mart Stores, Inc.	7,500	363,300

		$1,545,910

Health Care Equipment & Supplies — 6.5%
DENTSPLY International, Inc.	16,000	$488,320
Medtronic, Inc.	10,000	348,900
St. Jude Medical, Inc.(1)	6,000	246,600
Stryker Corp.	10,000	397,400

		$1,481,220

Health Care Providers & Services — 2.5%
Aetna, Inc.	5,000	$125,250
Laboratory Corp. of America Holdings(1)	6,500	440,635

		$565,885

Household Products — 2.0%
Procter & Gamble Co.	9,000	$459,900

		$459,900

Insurance — 1.6%
Aflac, Inc.	11,500	$357,535

		$357,535

Internet & Catalog Retail — 0.7%
NetFlix, Inc.(1)	4,000	$165,360

		$165,360

Internet Software & Services — 2.8%
Google, Inc., Class A(1)	1,500	$632,385

		$632,385

IT Services — 1.2%
Automatic Data Processing, Inc.	8,000	$283,520

		$283,520

Machinery — 1.1%
Deere & Co.	6,500	$259,675

		$259,675

Media — 2.1%
Omnicom Group, Inc.	15,000	$473,700

		$473,700

Metals & Mining — 0.9%
BHP Billiton, Ltd. ADR	4,000	$218,920

		$218,920

Multiline Retail — 2.7%
Kohl’s Corp.(1)	8,000	$342,000
Target Corp.	7,000	276,290

		$618,290

Oil, Gas & Consumable Fuels — 4.9%
Apache Corp.	9,000	$649,350
EOG Resources, Inc.	7,000	475,440

		$1,124,790

2

Security	Shares	Value
Pharmaceuticals — 4.8%
Abbott Laboratories	14,000	$658,560
Teva Pharmaceutical Industries, Ltd. ADR	9,000	444,060

		$1,102,620

Road & Rail — 1.4%
Union Pacific Corp.	6,000	$312,360

		$312,360

Semiconductors & Semiconductor Equipment — 4.8%
Intel Corp.	32,000	$529,600
Linear Technology Corp.	13,000	303,550
Microchip Technology, Inc.	12,000	270,600

		$1,103,750

Software — 4.9%
Activision Blizzard, Inc.(1)	23,000	$290,490
Microsoft Corp.	22,000	522,940
Oracle Corp.	14,000	299,880

		$1,113,310

Specialty Retail — 3.5%
Lowe’s Cos., Inc.	12,000	$232,920
Staples, Inc.	28,000	564,760

		$797,680

Textiles, Apparel & Luxury Goods — 2.5%
Coach, Inc.(1)	8,000	$215,040
Nike, Inc., Class B	7,000	362,460

		$577,500

Total Common Stocks (identified cost $22,536,111)		$22,347,925

Total Investments (identified cost $22,536,111)		$22,347,925

Other Assets, Less Liabilities — 2.4%		$538,551

Net Assets — 100.0%		$22,886,476

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

3

The Portfolio did not have any open financial instruments at June 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,556,619

Gross unrealized appreciation	$1,872,069
Gross unrealized depreciation	(2,080,763)

Net unrealized depreciation	$(208,694)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks	$22,347,925	$—	$—	$22,347,925

Total Investments	$22,347,925	$—	$—	$22,347,925

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 28, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 28, 2009